Revenue and other income - Schedule of Revenues and Other Income (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers
Revenues	€ 24,928	€ 6,163
Research tax credit	1,616	2,334
Subsidies	67	36
Other	26	756
Total other income	1,710	3,126
Total revenues and other income	26,638	9,289
Services
Disclosure of disaggregation of revenue from contracts with customers
Revenues	21,522	3,787
Other sales
Disclosure of disaggregation of revenue from contracts with customers
Revenues	€ 3,406	€ 2,376